Employee benefits - Breakdown of pension and OPEB plans assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Pension Plans
Defined Benefit Plan Disclosure
Non-current assets	$ 17,792	$ 0
Current liabilities	227	229
Non-current liabilities	8,552	35,339
OPEB Plan
Defined Benefit Plan Disclosure
Non-current assets	0	0
Current liabilities	5,959	6,328
Non-current liabilities	$ 153,999	$ 172,882